Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 18, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn: Sally Samuel

Re:  Definitive Proxy Statement of
AST CLS Moderate Asset Allocation Portfolio of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant or the Trust), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is the Registrant’s definitive proxy statement (the Proxy Statement).  The Proxy Statement is being filed in connection with a proposed increase in the investment management fee rate for the above-referenced portfolio (the Portfolio).  The investment management fee rate increase is being proposed in order to enable the Trust’s investment managers to: (i) terminate CLS Investments, LLC (CLS) as the sole subadviser for the Portfolio; (ii) retain RCM Capital Management LLC (RCM or the New Subadviser) as the sole subadviser for the Portfolio; and (iii) have the New Subadviser implement a new investment strategy for the Portfolio. Specifically, if the increased investment management fee rate is approved by Portfolio shareholders, the revised fee schedule will become effective upon the addition of RCM as subadviser to the Portfolio. This addition is expected to occur on or about Monday, February 25, 2013.  In turn, once RCM becomes subadviser to the Portfolio, it is expected that: (i) RCM will commence implementation of its new investment strategy for the Portfolio; (ii) the name of the Portfolio will be changed from the AST CLS Moderate Asset Allocation Portfolio to the AST RCM World Trends Portfolio; and (iii) certain changes to the Portfolio’s investment strategy, non-fundamental investment policies, and blended performance benchmark will become effective.  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Proxy Statement.  The Portfolio Repositioning is described in greater detail in the Proxy Statement.

This filing is intended to respond to telephonic comments received from Sally Samuel of the Commission Staff with respect to the Registrant’s preliminary proxy statement that was filed with the Commission on October 1, 2012 (the Preliminary Proxy Statement) and to make certain non-material changes.  Page references used herein refer to the Preliminary Proxy Statement.  The Proxy Statement has been tagged to indicate changes from the Preliminary Proxy Statement.  The comments of the Commission Staff, and our responses thereto, are set out below.

1.                                       Comment:  If the Registrant will use paid solicitors, please provide the information required by Item 4(a)(3) of Schedule 14A.

Response: The Registrant will not use paid solicitors in making the proxy solicitation.

2.                                       Comment:  Please make clear that the Repositioned Portfolio will be in compliance with the requirements of Section 35(d) of the Investment Company Act of 1940 and Rule 35d-1 in light of its new name.

Response: As explained in the Proxy Statement, the Portfolio will be renamed as the AST RCM World Trends Portfolio.  For the reasons set forth below, we believe that the new name is consistent with the requirements of Section 35(d) and Rule 35d-1.

Rule 35d-1 does not apply to the Portfolio’s name.  In the Rule 35d-1 adopting release, Rel. No. IC-24828 (Jan. 17, 2001) (“Adopting Release”), the Commission stated (at footnote 42) that although the Rule applies to the term “foreign” it does not apply to the terms “international” or “global.”  The terms “world” and “world trends” are not similar to the term “foreign” in that they do not indicate that the Portfolio’s investments will be tied to countries outside the United States.  Instead, the terms are more similar to “international” and “global.”  Therefore, the 80% requirements of the Rule do not apply.

Section 35(d) prohibits the use in a fund name of “any word or words that the Commission finds are materially deceptive or misleading.”  The Commission has not found by rule or order that names using “world” or “world trends” are materially deceptive or misleading.

We recognize that in the Adopting Release (at footnote 42) the Commission stated that the terms “international” and “global” connote diversification among investments in a number of different countries throughout the world and that companies using these terms in their names will invest their assets and investments that are tied economically to a number of countries throughout the world.  We believe that the Repositioned Portfolio will meet that standard.  As described in the Proxy Statement, the Portfolio will allocate its assets among seven investment strategies, including global equity, European equity, emerging markets equity and emerging markets debt.  Although the Portfolio does not establish minimum percentages for any particular strategy or non-US investments generally, we believe that the flexibility provided for the Portfolio Manager to seek return throughout the world without specific minimums outside the United States is appropriate and consistent with the names “world” and “world trends.”  We also note that the Portfolio’s benchmark includes a 42.5% weighting of the MSCI ACWI Index, which consists of 45 country indices (24 developed countries and 21 emerging markets countries).

3.                                       Comment:  On page 5, in the fourth paragraph of the section entitled “Reasons for the Meeting,” please clarify the reasoning with respect to why the Portfolio Repositioning will benefit Contract owners.  Please also address clearly, in this section, the reasoning in support of the Portfolio Repositioning, and why this change necessitates an increase in the management fee rate for the CLS Portfolio.

Response: The paragraph has been revised and expanded as requested.

4.                                       Comment:  In the last paragraph on page 7, in the section entitled “Reasons for Proposed Amendment to Management Agreement Fee Schedule,” please clarify the reasoning in support of the Portfolio Repositioning, and why this change necessitates an increase in the investment management fee rate for the CLS Portfolio.

Response: The explanation has been revised and expanded as requested.

5.                                       Comment:  Please reorganize the Proxy Statement so that the sections “Portfolio Background and Management” and “Reasons for the Meeting” appear first, followed by disclosure regarding current and pro forma fees and expenses as required by Item 22 of Schedule 14A, followed by the discussion of the current and proposed subadviser, investment strategies, and performance benchmark.

Response: The order in which the information appearing in the Proxy Statement is presented has been revised as requested.

6.                                       Comment:  In the first sentence of the first full paragraph of text on page 7, please include information about the proposed subadvisory fee to be paid in connection with the Repositioned Portfolio, in addition to the information which is already provided regarding the proposed management fee to be paid in connection with the Repositioned Portfolio.

Response: Information regarding the proposed subadvisory fee rate for the Repositioned Portfolio has been added to the paragraph as requested.

7.                                       Comment:  In the section entitled “Proposal No. 1,” please streamline, simplify, and clarify the disclosure so that it clearly discloses the higher proposed management fee and so that the text and tables presented in this section comply with every requirement of Item 22(c) of Schedule 14A, including all formatting requirements.  Please note that any ancillary information not permitted under Item 22(c) of Schedule 14A may be addressed in a separate section following the required disclosure.

Response: The section entitled “Proposal No. 1” has been streamlined to clarify the proposed increase in the investment management fee rate under the Portfolio Repositioning and to conform with the requirements of Item 22(c) of Schedule 14A.  The table at the top of page 7 has been deleted and the relevant information incorporated into the text of that section.  The footnotes to the tables appearing on pages 8-11 have been deleted.  Where relevant, certain information previously contained in footnotes has been moved so that it is disclosed textually.

8.                                       Comment:  In the section “Reasons for Proposed Amendment to Management Agreement Fee Schedule,” please move the discussion of the change in subadvisory fee rates starting with the sentence beginning “The table and related footnotes…” and the subsequent bullet points to a section following the presentation of information required by Item 22(c) of Schedule 14A.

Response:  The language discussing the change in the subadvisory fee rates has been moved to the newly created section “Additional Fee Information.”

9.                                       Comment:  In the section “Principal Risks of Investing in Repositioned Portfolio,” please revise the last sentence of “Commodity Risk” for clarity.

Response: The last sentence of “Commodity Risk” has been revised as requested.

10.                                 Comment: Please delete the second paragraph under the section heading “Portfolio Managers for the Repositioned Portfolio.”

Response: The paragraph has been deleted as requested.

11.                                 Comment: Please provide information regarding the directors and officers of PI and ASTIS in accordance with the requirements of Item 22(c)(2) of Schedule 14A.  Please also provide the required information for the New Subadviser.  Please also identify any officer or director of ASTIS or PI who is also an officer or director of either the Co-Managers or the New Subadviser as required by Item 22(c)(5) of Schedule 14A.

Response: The charts identifying the principal executive officers of PI and ASTIS have been revised to include the information relating to the principal executive officer and the directors of PI and ASTIS, as required by Item 22(c)(2) of Schedule 14A.  Additionally, information regarding the principal executive officer and the directors of RCM has been incorporated into the Proxy Statement.  The Proxy Statement now includes statements that provide that no officer or director of RCM is also an officer or director of ASTIS or PI, and that no officer or director of ASTIS or PI is also an officer or director of RCM.

12.                                 Comment: In the section entitled “Matters Considered by the Board,” please provide, instead of a list of factors considered, the specific material factors and conclusions that provided the basis of the Board’s decision to approve the Portfolio Repositioning, as required by Item 22(c)(11) of Schedule 14A.

Response: The section entitled “Matters Considered by the Board” has been revised and reformatted to clarify the matters considered by the Board and the Board’s conclusions in approving the Portfolio Repositioning.

13.                                 Comment: On page 23, the section entitled “Transition Expenses” contains disclosure stating that direct brokerage commissions and other transaction-related expenses will be borne by the Portfolio and its shareholders.  This information should be bolded and moved to the beginning of the Proxy Statement.

Response: The following disclosure, in bold typeface, has been added to the introductory section of the Proxy Statement adjacent to the disclosure regarding payment of costs and expenses directly related to the proxy solicitation:

“Please note that direct brokerage commissions and other transaction-related expenses related to the Portfolio Repositioning will be borne by the Portfolio and its shareholders, as described in more detail in the section ‘Transition Expenses’ below.”

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-5401.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Amanda S. Ryan

Amanda S. Ryan
Assistant Secretary